Retirement Plans	12 Months Ended
Dec. 31, 2023
Retirement Plans [Abstract]
Retirement Plans

Note 13 — Retirement Plans

Defined Contribution Plans

Effective January 1, 2022, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code (“the 2022 401(k) Plan”). The 2022 401(k) Plan was for the benefit of all qualifying employees and permits voluntary contributions by employees of up to 100% of eligible compensation, subject to the maximum limits imposed by the Internal Revenue Service. The terms of the 2022 401(k) Plan allowed for discretionary employer contributions. No expenses were incurred related to the 2022 401(k) Plan during the year ended December 31, 2022 and the 2022 401(k) Plan lapsed during 2022 due to inactivity.

On May 31, 2023, the Board voted to adopt a 401(k) Safe Harbor Non-Elective Plan (the “2023 401(k) Plan”). The 2023 401(k) Plan was an employee savings and retirement plan to which substantially all employees could have contributed, including the Company’s named executive officers, effective July 1, 2023. Pursuant to the 2023 401(k) Plan, employee and Company contributions would vest immediately, subject to a three-month waiting period for new hires. The Company was required to contribute 3% of gross pay to eligible employees’ 401(k) Plans. On November 16, 2023, the 2023 401(k) Plan was terminated. No expenses were incurred related to the 2023 401(k) Plan during the year ended December 31, 2023.

Defined Benefit Plan

Proteomedix sponsors a defined benefit pension plan covering certain eligible employees. The Swiss Plan provides retirement benefits based on years of service and compensation levels.

The value of the pension obligation is determined using the Projected Unit Credit method. This method sees each period of service as giving rise to an additional unit of benefit entitlements/employee benefits. The value of the Company’s employee benefit obligations for active employees, or the Projected Benefit Obligation, on the reporting date is the same as the present value of the degree of entitlement existing on this date, in terms of future salary and pension increases and turnover rates. The valuation of pension obligations of pensioners is made on the basis of the present value of current pensions taking into account future increases in pensions. The service costs are calculated using the present value of the entitlements to employee benefits earned during the year for which calculations are made.

As is customary with Swiss pension plans, the assets of the Swiss Plan are invested in a collective fund with multiple employers. Neither Proteomedix nor Onconetix have investment authority over the assets of the Swiss Plan that are held and invested by a Swiss insurance company. Investment holdings are made with respect to Swiss laws and target allocations for plan assets, and are 38% debt securities and cash, 26% equity securities, 12% alternative investments and 24% real estate investments. The valuation of the collective fund assets as a whole is a Level 3 measurement; however, the individual investments of the fund are generally Level 1 (equity securities), Level 2 (fixed income) and Level 3 (real estate, infrastructure and alternative) investments. We determine the fair value of the plan assets based on information provided by the collective fund. See Note 3, “Summary of Significant Accounting Policies” for additional information on the three-tier fair value hierarchy.

The following significant actuarial assumptions were used in calculating the benefit obligation and the net periodic benefit cost as of December 31, 2023:

Discount rate	1.45%
Expected long-term rate of return on plan assets	1.45%
Rate of compensation increase	3.00%

Changes in these assumptions may have a material impact on the plan’s obligations and costs.

The components of net periodic benefit cost for the period from December 15, 2023 to December 31, 2023 are as follows:

Service cost	$4,278
Interest cost	1,943
Expected return on plan assets	(1,581)
Amortization of net (gain)/loss	(1,534)
Settlements (gain)/loss	(1,157)
Total	$1,949

The components of accumulated comprehensive loss attributable to the Company’s pension plan for the period from December 15, 2023 to December 31, 2023 are as follows:

Net loss (gain)	$7,277
Amortization of net gain	1,534
Effect of settlement	1,157
Other adjustments	(4,005)
Total recorded during the period	$5,963

As of December 31, 2023, the funded status of the plan and the amounts recognized in the accompanying consolidated balance sheet are as follows:

Projected benefit obligation	$2,299,970
Fair value of plan assets	1,743,674
Overfunded (underfunded) status	$(556,296)

There were no Company contributions made to the plan during the period from December 15, 2023 to December 31, 2023.

A reconciliation of the beginning and ending balances of the accumulated benefit obligation is provided in the table below:

As of December 15, 2023	2,288,273
Service cost	4,278
Interest cost	1,943
Actuarial (gain) loss	7,979
Benefits paid	(905)
Ordinary contributions paid by employees	4,005
Contributions paid by plan participants	769
Settlements	(6,372)
Projected benefit obligation as of December 31, 2023	2,299,970
Actuarial (gain)/loss due to assumption changes	8,834
Actuarial (gain)/loss due to plan experience	(855)
Accumulated benefit obligation as of December 31, 2023	$2,307,949

A reconciliation of the beginning and ending balances of the plan assets is provided in the table below:

As of December 15, 2023	$1,739,889
Actual return on plan assets	2,283
Contributions paid by employer	4,005
Ordinary contributions paid by employees	4,005
Contributions paid by plan participants	769
Benefits paid	(905)
Settlements	(6,372)
As of December 31, 2023	$1,743,674

Projected benefit payments for the next five years as of December 31, 2023 are as follows:

Years ending December 31,
2024	$—
2025	95,100
2026	95,100
2027	95,100
2028	95,100
Thereafter	553,900
Total	$934,300